Restructuring (Tables)	12 Months Ended
Dec. 31, 2023
Restructuring and Related Activities [Abstract]
Summary of Charges Related to the Restructuring Program	The below table shows the pre-tax restructuring charges recorded in 2023 and 2022 in the accompanying consolidated statements of income.

(in thousands)	2023	2022

Cost of sales	$—	$391
Restructuring, acquisition, integration and other, net	6,948	4,612
Total restructuring charges	$6,948	$5,003

Summary of Cash Components of Restructuring Activity	A summary of the restructuring liability, which is recorded in accrued and other current liabilities in the accompanying consolidated balance sheets, as of December 31, 2023 and 2022 is as follows:

(in thousands)	Personnel related	Contract and other costs	Total

Liability at December 31, 2021	$—	$—	$—
Cost incurred in 2022	4,121	491	4,612
Foreign currency translation adjustment	24	3	27
Liability at December 31, 2022	$4,145	$494	$4,639
Costs incurred in 2023	7,457	160	7,617
Release of accruals	(662)	(7)	(669)
Payments	(3,667)	(500)	(4,167)
Foreign currency translation adjustment	137	—	137
Liability at December 31, 2023	$7,410	$147	$7,557